COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.COMMITMENTS AND CONTINGENCIES

The Company engages in commitments to originate loans in the ordinary course of business to meet customer financing needs.  Such commitments are generally made following the Company’s usual underwriting guidelines, represent off-balance sheet financial instruments and do not present more than a normal amount of risk.  The following table summarizes the notional amount of these commitments at September 30, 2014 and 2013.

	2014	2013
	(In thousands)

Commitments to originate residential first and second mortgage loans	$71,067	$65,936
Commitments to originate commercial mortgage loans	38,826	62,626
Commitments to originate non-mortgage loans	57,118	15,778
Unused lines of credit - residential	51,929	67,265
Unused lines of credit - commercial	156,836	148,411
Unused lines of credit - consumer	33	—

The Company is a defendant in legal actions arising from normal business activities.  Management, after consultation with counsel, believes that the resolution of these actions will not have any material adverse effect on the Company’s consolidated financial statements.